ORGANIZATION AND PRINCIPAL ACTIVITIES - Assets, liabilities, results of operations and cash flows of the VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Current assets	$ 3,271,271,527	$ 2,152,221,987
Total assets	3,321,418,656	2,192,317,351
Current liabilities	2,719,940,143	1,951,371,679
Total liabilities	2,874,792,788	1,956,630,223
Total revenues	264,488,162	138,496,690	$ 58,662,900
Net income (loss)	14,690,701	19,179,245	(5,949,858)
Net cash provided by (used in) operating activities	413,203,956	535,281,015	243,309,139
Net cash (used in) provided by investing activities	10,918,825	43,555,619	(22,040,111)
Net cash provided by (used in) financing activities	330,881,355	(8,366,076)	114,906,520
VIEs
Variable Interest Entity [Line Items]
Current assets	51,873,657	48,118,025
Non-current assets	16,083,322	16,253,660
Total assets	67,956,979	64,371,685
Current liabilities	25,422,094	25,955,828
Non-current liabilities	6,858	1,158,044
Total liabilities	25,428,952	27,113,872
Total revenues	65,295,325	16,191,693	44,134,256
Net income (loss)	(700,720)	(7,524,524)	16,505,238
Net cash provided by (used in) operating activities	18,431,299	(597,323)	6,567,594
Net cash (used in) provided by investing activities	(4,048,620)	646,647	(10,240,498)
Net cash provided by (used in) financing activities	$ (5,091,778)	$ 311,688	$ 43,730